GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Cash	$ 72,358	$ 41,688	$ 169,628
Negative working capital	3,205,139
Cumulative net loss	(8,753,668)	(4,721,923)
Proceeds from issuance of debt	1,165,000	264,000
Accrued interest	236,577	1,014,769
Proceeds from the issuance of common stock	950,000	600,000
Proceeds from issuance of debt		$ 232,948
Convertible Debt [Member]
Short-term Debt [Line Items]
Proceeds from issuance of debt	1,000,000
Accrued interest	$ 2,020,323